UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER

REPORT PURSUANT TO SECTION 15G OF

THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☒	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period January 1, 2025 to December 31, 2025

Date of Report (Date of earliest event reported) February 13, 2026

Commission File Number of securitizer: 025-02860

Central Index Key Number of securitizer: 0001669658

Michael Renck

(469) 609-8546

Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) ☒

☐	Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of depositor/sponsor:

(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable):

Central Index Key Number of underwriter (if applicable):

Name and telephone number, including area code, of the person to contact in connection with this filing.

SEC 2860 (6-15)	Potential persons who are to respond to the collection of information contained in this form are not required to respond unless the form displays a currently valid OMB control number.

PART I — REPRESENTATION AND WARRANTY INFORMATION

Item 1.02 Periodic Filing of Rule 15Ga-1 Representations and Warranties Disclosure

Pursuant to Rule 15Ga-1(c)(2)(ii) (17 CFR 240.15Ga-1) there is no repurchase activity to report for the reporting period. Stonebriar Commercial Finance LLC, as securitizer, is filing this Form ABS-15G in respect of the asset-backed securities sponsored by it and outstanding during the reporting period that were privately issued by the following affiliated entities: SCF Equipment Leasing 2022-2 LLC, SCF Equipment Leasing 2023-1 LLC, SCF Equipment Leasing 2024-1 LLC, SCF Equipment Leasing 2025-1 LLC and SCF Equipment Leasing 2025-2 LLC.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Stonebriar Commercial Finance LLC		(Securitizer)

/s/ Michael Renck

Name:	Michael Renck
Title: Senior Vice President & Chief Financial Officer

Date: February 13, 2026

3